Share Based Compensation (Details) - Schedule of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Each Stock Option Award Is Estimated On The Date Of Grant Using The Black Scholes Option Pricing Model Abstract
Expected volatility, minimum		88.44%	95.02%
Expected volatality, maximum		96.55%	95.15%
Expected volatility	97.70%
Risk-free interest rate, minimum		0.59%	2.46%
Risk-free interest rate, maximum		0.69%	2.49%
Risk-free interest rate	1.64%
Expected term from grant date (in years), minimum	5 years 7 months 13 days	5 years 3 months	6 years 3 months 14 days
Expected term from grant date (in years), maximum	6 years 4 months 28 days	7 years 3 months 14 days	7 years 3 months 14 days
Dividend rate
Dilution factor, minimum (in Dollars per share)		$ 0.9909
Dilution factor, maximum (in Dollars per share)		1
Dilution factor (in Dollars per share)	$ 1		$ 0.9962
Fair value, minimum (in Dollars per share)	2.51	1.55	10.1
Fair value, maximum (in Dollars per share)	$ 2.6	$ 2.66	$ 10.52